Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Marketable Securities Abstract
Beginning balance	$ 46,460	$ 1,374,835
Goodwill acquired in a business combination
Impairment of goodwill		(2,043,011)	$ (688,127)
Ending balance	$ 46,460	$ 46,460	$ 1,374,835